Schedule of Relevant Tax Laws and Regulations (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Total income before income taxes	$ 76,736	$ 103,697	$ (499,557)	$ (24,651)	$ (33,313)	$ 210,917
Income (loss) before provision for income taxes	76,736	103,697	(499,557)	(24,651)	(33,313)	210,917
SINGAPORE
Total income before income taxes	76,736	103,697	(499,557)	(24,651)	(33,313)	210,917
Income (loss) before provision for income taxes	76,736	103,697	(499,557)	(24,651)	(33,313)	210,917
Foreign [Member]
Total income before income taxes
Income (loss) before provision for income taxes